Lease - Schedule of Future Lease Payments (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Schedule of Future Lease Payments [Abstract]
2026	¥ 1,136
2027	1,699
2028	1,729
2029	1,746
2030	1,796
Thereafter	8,683
Total lease payments	16,789
Less: imputed interest	(2,196)
Total lease liabilities	¥ 14,593